Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) - RMB [Member]	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Period-end Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	6.9038	7.1203	7.2579
Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.0097	7.2134	7.2323